As filed with the Securities and Exchange Commission on September 29, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21315

                    NEUBERGER BERMAN REALTY INCOME FUND INC.
                    ----------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                    Neuberger Berman Realty Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                        NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Realty Income Fund Inc.
-----------------------------------------------

NUMBER OF SHARES                       MARKET VALUE(+)     NUMBER OF SHARES                          MARKET VALUE(+)
                                      ($000'S OMITTED)                                              ($000'S OMITTED)
COMMON STOCKS (105.0%)                                        211,900 Glenborough Realty Trust           4,704
APARTMENTS (14.2%)                                            408,700 Highwoods Properties              15,220
   531,400 Apartment Investment &                             341,000 HRPT Properties Trust              4,007
            Management                    25,555              260,900 Kilroy Realty                     19,278
   410,500 Archstone-Smith Trust          21,539              120,200 Mack-Cali Realty                   5,807
   458,800 Camden Property Trust          35,075              942,000 Maguire Properties                35,240
   256,000 Education Realty Trust          4,001              703,700 Reckson Associates Realty         31,336
   171,100 Home Properties                 9,544(E)                                               ------------
                                    ------------                                                       130,823
                                          95,714           OFFICE - INDUSTRIAL (2.3%)
COMMERCIAL SERVICES (5.2%)                                    332,200 Liberty Property Trust            15,564
    92,000 Capital Trust                   3,163
   183,300 Deerfield Triarc Capital        2,496           REGIONAL MALLS (7.8%)
   635,200 Gramercy Capital               16,236              111,000 CBL & Associates
 1,072,700 NorthStar Realty Finance       12,937                       Properties                        4,347
                                    ------------              452,700 Glimcher Realty Trust             10,706
                                          34,832              104,700 Macerich Co.                       7,617
COMMUNITY CENTERS (16.3%)                                     177,600 Pennsylvania REIT                  6,994(E)
    90,400 Cedar Shopping Centers          1,371              266,576 Simon Property Group              22,800
   221,400 Heritage Property                                                                      ------------
            Investment Trust               7,990                                                        52,464
   942,400 New Plan Excel Realty                           SELF STORAGE (2.2%)
            Trust                         24,427              175,100 Extra Space Storage                2,789(E)
   331,100 Ramco-Gershenson                                   119,700 Public Storage,
            Properties Trust               9,744                       Depositary Shares                 3,234
   619,703 Regency Centers                39,735              131,500 Sovran Self Storage                6,795
   809,400 Tanger Factory Outlet                              113,000 U-Store-It Trust                   2,154
            Centers                       26,629(E)                                               ------------
                                    ------------                                                        14,972
                                         109,896           TOTAL COMMON STOCKS
DIVERSIFIED (15.1%)                                        (COST $433,795)                             707,805
   644,800 Colonial Properties Trust      30,905                                                  ------------
    36,000 Crescent Real Estate                            PREFERRED STOCKS (27.1%)
            Equities                         703
   813,100 iStar Financial                32,329(00)       APARTMENTS (3.3%)
   219,600 Lexington Corporate                                138,000 Apartment Investment &
            Properties Trust               4,374(E)                    Management, Ser. T                3,497
   696,000 Newkirk Realty Trust           11,052              377,800 Mid-America Apartment
   351,400 Spirit Finance                  3,901                       Communities, Ser. H               9,740
   177,100 Vornado Realty Trust           18,516              151,300 Post Properties, Ser. A            8,972
                                    ------------                                                  ------------
                                         101,780                                                        22,209
HEALTH CARE (15.2%)                                        COMMERCIAL SERVICES (0.6%)
   642,800 Health Care Property                               156,000 Anthracite Capital, Ser. C         4,020
            Investors                     17,625
   382,400 Health Care REIT               13,839(E)        COMMUNITY CENTERS (2.1%)
   135,000 Healthcare Realty Trust         4,467               66,000 Developers Diversified
   563,700 Nationwide Health                                           Realty, Ser. I                    1,685
            Properties                    13,371(E)            49,600 Ramco-Gershenson
   463,900 OMEGA Healthcare                                            Properties Trust, Ser. B          1,276
            Investors                      6,198               85,500 Saul Centers, Ser. A               2,210
 1,312,900 Ventas, Inc.                   46,910              115,000 Tanger Factory Outlet
                                    ------------                       Centers, Ser. C                   2,864
                                         102,410               60,000 Urstadt Biddle
INDUSTRIAL (6.8%)                                                      Properties, Ser. C                6,386
   628,000 EastGroup Properties           29,535                                                  ------------
   402,900 First Industrial Realty                                                                      14,421
            Trust                         16,229           DIVERSIFIED (4.6%)
                                    ------------               32,800 Colonial Properties
                                          45,764                       Trust, Ser. E                       833
LODGING (0.5%)                                                398,600 Crescent Real Estate
   305,200 Ashford Hospitality Trust       3,586                       Equities, Ser. B                 10,375
                                                              200,000 iStar Financial, Ser. E            5,084
OFFICE (19.4%)
   481,379 Brandywine Realty Trust        15,231


See Notes to Schedule of Investments           1

                                                                        NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Realty Income Fund Inc. cont'd
------------------------------------------------------

NUMBER OF SHARES                       MARKET VALUE(+)     NUMBER OF SHARES                          MARKET VALUE(+)
                                      ($000'S OMITTED)                                              ($000'S OMITTED)
   580,000 Lexington Corp.                                 39,494,283 Neuberger Berman
            Properties Trust, Ser. B      14,587                       Securities Lending
                                    ------------                       Quality Fund, LLC                39,494(++)
                                          30,879                                                  ------------
HEALTH CARE (2.8%)                                         TOTAL SHORT-TERM INVESTMENTS
   685,000 Health Care REIT, Ser. D       17,489           (COST $41,565)                               41,565(#)
    59,000 LTC Properties, Ser. F          1,484                                                  ------------
     1,000 Nationwide Health
            Properties                       101           TOTAL INVESTMENTS (138.2%)
                                    ------------           (COST $657,342)                             932,127(##)
                                          19,074
LODGING (3.1%)                                             Liabilities, less cash,
   132,400 Eagle Hospitality                                 receivables and other assets
            Properties Trust, Ser. A       3,310             [(4.4%)]                                  (29,814)(00)
    81,900 Hersha Hospitality                              Liquidation Value of Auction
            Trust, Ser. A                  2,056             Preferred Shares [(33.8%)]               (228,000)
    81,700 Hospitality Properties                                                                 ------------
            Trust, Ser. B                  2,111
    32,000 Host Hotels & Resorts,                          TOTAL NET ASSETS APPLICABLE TO
            Ser. E                           862           COMMON SHAREHOLDERS (100.0%)        $       674,313
   123,000 LaSalle Hotel                                                                          ------------
            Properties, Ser. E             3,136
    40,000 Strategic Hotels &
            Resorts, Ser. A                1,016(n)
   119,000 Strategic Hotels &
            Resorts, Ser. B                2,985
   208,400 Strategic Hotels &
            Resorts, Ser. C                5,256
                                    ------------
                                          20,732
MANUFACTURED HOMES (0.3%)
    80,000 American Land Lease,
            Ser. A                         1,981

OFFICE (2.2%)
    50,000 HRPT Properties Trust,
            Ser. B                         1,292
   480,000 Parkway Properties, Ser.
            D                             12,504(E)
    53,200 SL Green Realty, Ser. D         1,354
                                    ------------
                                          15,150
OFFICE - INDUSTRIAL (0.5%)
    70,000 Digital Realty Trust,
            Ser. A                         1,781
    61,400 Digital Realty Trust,
            Ser. B                         1,495
                                    ------------
                                           3,276
REGIONAL MALLS (7.3%)
    40,000 CBL & Associates
            Properties, Ser. B             2,034
    48,000 Glimcher Realty Trust,
            Ser. F                         1,229
   108,500 Glimcher Realty Trust,
            Ser. G                         2,736
    31,200 Mills Corp., Ser. B               710
   206,200 Mills Corp., Ser. C             4,768
   965,900 Mills Corp., Ser. E            22,061
   225,300 Pennsylvania REIT, Ser. A      12,369
    72,900 Taubman Centers, Ser. G         1,871
    50,000 Taubman Centers, Ser. H         1,259
                                    ------------
                                          49,037
SPECIALTY (0.3%)
    76,500 Entertainment Properties
            Trust, Ser. A                  1,978

TOTAL PREFERRED STOCKS
(COST $181,982)                          182,757
                                    ------------
SHORT-TERM INVESTMENTS (6.1%)
 2,070,587 Neuberger Berman Prime
            Money Fund Trust Class         2,071(@)

See Notes to Schedule of Investments           2

                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

      NOTES TO SCHEDULE OF INVESTMENTS
      --------------------------------

(+) Investments in equity securities by Neuberger Berman Realty Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked, and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)   At cost, which approximates market value.

(##) At July 31, 2006, the cost of investments for U.S. federal income tax purposes was $657,342,000. Gross unrealized appreciation of investments was $279,522,000 and gross unrealized depreciation of investments was $4,737,000, resulting in net unrealized appreciation of $274,785,000, based on cost for U.S. federal income tax purposes.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)   All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At July 31, 2006, these securities amounted to $1,016,000 or 0.2% of net assets applicable to common shareholders.

(00) All or a portion of this security is segregated as collateral for interest rate swap contracts.

(@@) At July 31, 2006, the Fund had outstanding interest rate swap contracts as follows:

                                                           RATE TYPE
                                                   ---------------------------
                                                   FIXED-RATE    VARIABLE-RATE     ACCRUED
                                                    PAYMENTS       PAYMENTS          NET
    SWAP                                              MADE         RECEIVED        INTEREST     UNREALIZED      TOTAL
    COUNTER          NOTIONAL      TERMINATION         BY           BY THE        RECEIVABLE   APPRECIATION      FAIR
    PARTY            AMOUNT               DATE      THE FUND        FUND(1)        (PAYABLE)  (DEPRECIATION)    VALUE
    Citibank, N.A.   $83,000,000   June 26, 2007     2.220%         5.39%         $43,904      $2,376,835     $2,420,739
    Citibank, N.A.   $82,000,000   June 26, 2008     2.580%         5.39%          38,454       4,088,066      4,126,520
                                                                                   ------       ---------      ---------
                                                                                  $82,358      $6,464,901     $6,547,259

      (1) 30 day LIBOR (London Interbank Offered Rate)




















For more information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Realty Income Fund Inc.


By: /s/ Peter E. Sundman
    ------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2006


By: /s/ John M. McGovern
    ---------------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 25, 2006